Subsequent Events	12 Months Ended
Apr. 30, 2024
Disclosure of non-adjusting events after reporting period [abstract]
Disclosure of events after reporting period [text block]

17. Subsequent Events

Other than as disclosed elsewhere in these consolidated financial statements, the following material events occurred subsequent to April 30, 2024:

On May 8, 2024 and July 1, 2024, 100,000 pounds and 100,000 pounds U3O8, respectively, were delivered to the Company's uranium storage account at Blind River in Canada.

On July 3, 2024, pursuant to a royalty agreement dated May 24, 2024, the Company acquired a 0.375% net smelter return royalty on the sale of products from the Salamanca uranium project in Spain for a purchase consideration of $0.4 million (US$0.3 million).